Schedule of income taxes (Details) - USD ($)	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2020
Deferred tax assets, net:
Net operating loss carryforwards	$ 352,000	$ 141,000
Bad debt allowance	27,000	17,000
Stock-based compensation	336,000	155,000
Deferred tax assets	715,000	313,000
Unrealized gain	1,696,000	746,000
Net deferred tax liability	$ (981,000)	$ (433,000)